Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 1,436,032	$ 1,627,181
Restricted cash	176,203	198,285
Trade receivables	49,512	73,667
Flight equipment held for operating leases, net	57,515,152	57,091,166
Investment in finance leases, net	1,276,639	1,254,451
Flight equipment held for sale	104,891	296,696
Prepayments on flight equipment	3,799,172	3,576,187
Maintenance rights and lease premium, net	2,411,180	2,729,962
Other intangibles, net	150,728	163,167
Deferred tax assets	273,298	275,756
Associated companies	1,039,709	971,517
Other assets	2,874,145	3,016,524
Total Assets	71,106,661	71,274,559
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,722,501	1,793,058
Accrued maintenance liability	2,979,269	2,863,730
Lessee deposit liability	1,007,927	1,018,702
Debt	45,697,189	46,483,903
Deferred tax liabilities	2,683,354	2,526,120
Commitments and contingencies
Total Liabilities	54,090,240	54,685,513
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of June 30, 2024 and December 31, 2023; 204,543,739 and 215,543,739 ordinary shares issued and 195,159,322 and 202,493,168 ordinary shares outstanding (including 4,975,247 and 4,561,249 shares of unvested restricted stock) as of June 30, 2024 and December 31, 2023, respectively	2,558	2,676
Additional paid-in capital	5,780,955	6,594,556
Treasury shares, at cost (9,384,417 and 13,050,571 ordinary shares as of June 30, 2024 and December 31, 2023, respectively)	(644,954)	(819,305)
Accumulated other comprehensive income	75,406	8,304
Accumulated retained earnings	11,802,243	10,802,599
Total AerCap Holdings N.V. shareholders’ equity	17,016,208	16,588,830
Non-controlling interest	213	216
Total Equity	17,016,421	16,589,046
Total Liabilities and Equity	71,106,661	71,274,559
Variable interest entity, primary beneficiary
Assets
Restricted cash	55,416	80,910
Flight equipment held for operating leases, net	2,920,718	2,919,819
Other assets	85,750	100,045
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	73,147	74,070
Accrued maintenance liability	133,547	140,310
Debt	$ 1,098,712	$ 1,271,340